Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Organization and Combination

Gaming Technologies, Inc. (formerly Dito, Inc.,) (“Gaming US”) was incorporated in the State of Delaware on July 23, 2019. Effective as of March 18, 2020, Gaming US completed a Share Exchange Agreement (the "Exchange Agreement") to acquire all of the outstanding ordinary shares of Gaming Technologies Limited, formerly Gaming UK Limited, (“Gaming UK”) that provided for each outstanding ordinary share of Gaming UK to be effectively converted into 25 shares of common stock of Gaming US. As a result, Gaming UK became a wholly-owned subsidiary of Gaming US in a recapitalization transaction (collectively, the “Company”). On December 21, 2020, the Company changed its name from Dito, Inc. to Gaming Technologies Inc.

Gaming UK was originally formed as Smart Tower Limited on November 3, 2017 in the United Kingdom for the purpose of software development. On June 29, 2018, Smart Tower Limited changed its name to NENX Gaming Limited and then to Gaming UK Limited on July 29, 2019 and to Gaming Technologies Limited on January 7, 2021.

Gaming US maintains its principal executive offices in Las Vegas, Nevada, United States. Gaming UK maintains its principal executive offices in London, England.

Unless the context indicates otherwise, Gaming Technologies, Inc. ("Gaming US") and Gaming Technologies UK Limited ("Gaming UK") are hereinafter referred to as the "Company".

The Company's activities are subject to significant risks and uncertainties, including the need for additional capital, as described below. The Company does not have positive cash flows from operations, and is dependent on periodic infusions of debt and equity capital to fund its operating requirements.

Business Operations

The Company is a mobile games developer, publisher, and operator with offices in London and Las Vegas. The Company intends to license its software platform to mobile gaming operators and developers to enable rapid development of new games. In addition, the Company operates an online gaming operation in Mexico through its web site vale.mx.

On November 13, 2020, we entered into an Agreement for the Provision of Online Gaming Management and Consulting Services (as subsequently amended) with Comercial de Juegos de la Frontera, S.A. de C.V., a Mexican company doing business as Big Bola, pursuant to which we provide to Big Bola consulting and management services related to their interactive online betting and gaming business in Mexico via the web site www.vale.mx, a regulated online casino and sports betting site. vale.mx operates under Big Bola’s existing license issued by the General Directorate of Games and Raffles of the Ministry of Interior (SEGOB). Big Bola is one of only 14 operators legally authorized to offer legal betting and online casino services in Mexico. vale.mx has more than 500 online premium casino games available, which can be enjoyed both on mobile or via desktop. Players can receive promotions and play live roulette and blackjack, or high-definition slots from leading software providers such as NetEnt, Microgaming, Pragmatic Play, Evolution and Matrix Studios. We are responsible for player acquisition, promotion and retention for vale.mx. We manage players’ accounts and are required to ensure that the balance in players’ accounts at all times satisfies the requirements under applicable law, and we pay out winnings to players from Big Bola’s account. While Big Bola bears liability to the players as provided by the permit, as between us and Big Bola we bear the costs of this obligation. Each party indemnifies the other against certain liabilities and claims. Under the terms of the amended agreement, we share 75% of gross gaming revenue generated from the platform, subject to certain minimum guaranteed monthly amounts of Big Bola’s participation in the remaining gross gaming revenues. This venture began operations in February 2021.

On May 19, 2021, we entered into a non-exclusive license agreement with Playboy Enterprises International, Inc. (“Playboy”) to use certain trademarks (including the rabbit head logo) and other intellectual property of Playboy on and in connection with the design, creation, promotion, marketing, advertisement, sales, operation, maintenance and distribution in India of real-money game mobile apps, such as rummy, poker, fantasy sports and other games of skill approved by Playboy. We will pay Playboy as a royalty a percentage of net gaming revenue. The term of the agreement is through the end of 2025, subject to early termination upon certain events of default, which include our failure to launch a Playboy-branded game in India by November 1, 2021, or to meet certain annual minimum net gaming revenue targets.  The Playboy-branded game, https://www.playboyrummy.com/, was launched on November 1, 2021.

Going Concern

The Company's consolidated financial statements have been presented on the basis that the Company is a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As reflected in the accompanying consolidated financial statements, the Company has experienced recurring net losses from operations and negative operating cash flows since inception. During the year ended December 31, 2021, the Company incurred a net loss of $12,896,105, utilized cash in operating activities of $8,036,300, and had stockholders’ deficiency of $1,972,722 as of December 31, 2021. The Company has financed its working capital requirements since inception through the sale of its equity securities and from borrowings.

At December 31, 2021, the Company had cash of $406,526.  The Company estimates that it has cash to sustain operations through April 2022, and after that a significant amount of capital will be necessary over a sustained period of time to advance the development of the Company's business to the point at which it can become commercially viable and self-sustaining. However, there can be no assurances that the Company will be successful in this regard.

As a result, management has concluded that there is substantial doubt about the Company's ability to continue as a going concern within one year of the date that the accompanying consolidated financial statements are issued. In addition, the Company's independent registered public accounting firm, in their report on the Company's consolidated financial statements for the year ended December 31, 2021, has also expressed substantial doubt about the Company's ability to continue as a going concern.  The ability of the Company to continue as a going concern is dependent upon the Company's ability to raise additional funds and implement its business plan, and to ultimately achieve sustainable operating revenues and profitability. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The development and expansion of the Company's business in 2022 and thereafter will be dependent on many factors, including the capital resources available to the Company. No assurances can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company or adequate to fund the development and expansion of the Company's business to a level that is commercially viable and self-sustaining. There is also significant uncertainty as to the affect that the coronavirus pandemic may have on the availability, amount and type of financing in the future.

If cash resources are insufficient to satisfy the Company's ongoing cash requirements, the Company would be required to scale back or discontinue its operations, obtain funds, if available, although there can be no certainty, through strategic alliances that may require the Company to relinquish rights to its technology, or to discontinue its operations entirely.